Expense Example - SA Templeton Foreign Value Portfolio	Jan. 25, 2021 USD ($)
Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,232
Class 3
Expense Example:
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,347
Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	$ 1,056